Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Federal	$ 10,337	$ 10,994	$ 24,011	$ 26,960	$ 58,172	$ 51,828	$ 51,677
State	1,484	1,288	3,477	3,957	8,638	8,158	7,200
Current income tax expense (benefit)	11,821	12,282	27,488	30,917	66,810	59,986	58,877
Deferred Income Tax Expense (Benefit)	(2,101)	2,207	(4,066)	(1,489)	(12,463)	(6,088)	(14,719)
Income tax expense	$ 9,720	$ 14,489	$ 23,422	$ 29,428	$ 54,347	$ 53,898	$ 44,158